Accounting policies - Change in accounting estimates and accounting policies - IFRS 16 - Leases (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Initial adoption of IFRS 16
Lease liabilities	$ 6,965	$ 5,716	$ 6,131
Right-of-use assets	$ 6,264	$ 5,175	$ 5,643